Financial instruments - Categories of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents		$ 94,944	[1]	$ 77,292	[1]	$ 109,295	$ 166,775
Accounts receivable and accrued revenues	[1],[2]	60,196		42,212
Total financial assets		155,140		119,504
Financial liabilities
Accounts payable and accrued expenses	[1]	28,634		17,427
Derivative financial liabilities, current	[3]	1,250		545
Current portion long-term debt	[1]	93,815		65,053
Long-term debt	[1]	873,460		721,151
Derivative financial liabilities, non-current	[3]	4,486		0
Total		$ 1,001,645		$ 804,177

[1]	Amortized cost.
[2]	Cash and cash equivalents include $638 thousand in restricted cash in 2018 and $322 thousand in 2017, including employee withholding tax.
[3]	Fair value through profit or loss.